Related Party Balances and Transactions (Tables)	6 Months Ended
Sep. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Company’s Relationships with Related Parties who had Transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Mr Zhang Jian (“Mr Zhang”)	Shareholder and Director
Ms Xu Yukai (“Mrs Zhang”)	Shareholder
Mr Huang Dong (“Mr Huang”)	Shareholder and Director
Ms Ang Siew Siang (“Ms Ang”)	Director
PTH Safety equipment Sdn Bhd	Shareholder and director is Mr Zhang and Mr Huang
Zhikai International Trade (Shanghai) Co., Ltd	Shareholder and director is Mr Zhang
Greenly Trading Company	Shareholder is Ms Ang

Schedule of Related Party Balances	Related party balances
		As of
Nature	Name	March 31, 2025	September 30, 2025	September 30, 2025
		S$	S$	US$
Advances to	Zhikai International Trade (Shanghai) Co., Ltd(1)	55,507	53,365	41,368

Advances to	PTH Safety Equipment Sdn Bhd(2)	181,304	744,360	577,023
Total		236,811	797,725	618,391

(1)	On April 1, 2021, the Company entered into a sales and supply service agreement with Zhikai International Trade (Shanghai) Co.,Ltd, whose shareholder is Mr Zhang, to provide products supplies services to the Company. The balances due from Zhikai International Trade (Shanghai) Co.,Ltd represent downpayment made for manufacture of products.

(2)	On April 1, 2021, the Company entered into a sales and supply service agreement with PTH Safety Equipment Sdn Bhd, whose shareholders and directors are Mr Zhang and Mr Huang, to provide products supplies services to PTH Safety Equipment Sdn Bhd. The balances due from PTH Safety Equipment Sdn Bhd. represent downpayment made for manufacture of products.

Schedule of Related Party Transactions	Related party transactions
		As of
Nature	Name	September 30, 2024	September 30, 2025	September 30, 2025
		S$	S$	US$
Accountancy fees	Greenly Trading Company	(36,300)	(37,480)	(29,054)

Sales to	PTH Safety Equipment Sdn Bhd	31,867	563,055	436,477

Purchases from	PTH Safety Equipment Sdn Bhd	(24,565)	—	—

Purchases from	Zhikai International Trade (Shanghai) Co., Ltd	(542,842)	(291,003)	(225,584)